SEGMENTED INFORMATION - Segmented assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SEGMENTED ASSETS AND LIABILITIES
Assets	$ 2,158.5	$ 2,169.6
Liabilities	1,197.2	1,225.1
Capital expenditure	253.3	213.9
Assets held for sale	0.0
Liabilities held for sale	0.0
Capital expenditures held for sale		13.2
Total assets	2,158.5	2,169.6
Total liabilities	1,197.2	1,225.1
Total capital expenditures	253.3	227.1
Rainy River
SEGMENTED ASSETS AND LIABILITIES
Assets	1,078.4	986.0
Liabilities	334.9	313.6
Capital expenditure	185.9	170.6
New Afton
SEGMENTED ASSETS AND LIABILITIES
Assets	647.7	730.9
Liabilities	89.8	73.8
Capital expenditure	61.8	35.9
Blackwater
SEGMENTED ASSETS AND LIABILITIES
Assets	356.5	341.4
Liabilities	27.9	18.8
Capital expenditure	5.1	7.3
Other [Member]
SEGMENTED ASSETS AND LIABILITIES
Assets	75.9	111.3
Liabilities	744.6	818.9
Capital expenditure	$ 0.5	$ 0.1